BORROWINGS	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
BORROWINGS	BORROWINGS
24.1. Composition of borrowings

	2024	2023
Borrowings
- In foreign currency	156,365,535	242,499,385
- In local currency	14,535,670	78,419,474
Total	170,901,205	320,918,859

Non-current borrowings	70,221,168	239,856,931
Current borrowings	100,680,037	81,061,928
Total	170,901,205	320,918,859
24.2 Detail of borrowings

	2024					2023
	Ref.	Company	Rate	Last maturity date	Amount	Amount
Borrowings in foreign currency - USD
Negotiable promissory notes	(1)	Loma Negra C.I.A.S.A.	6.00%	Jan-25	1,026,977	-
Negotiable promissory notes	(1)	Loma Negra C.I.A.S.A.	6.00%	Feb-25	2,563,066	-
Negotiable promissory notes	(1)	Loma Negra C.I.A.S.A.	7.00%	Sep-25	1,770,302	-
Negotiable promissory notes	(1)	Loma Negra C.I.A.S.A.	7.00%	Oct-25	2,925,992	-
Negotiable promissory notes	(1)	Loma Negra C.I.A.S.A.	7.25%	Dec-25	2,418,884	-
Negotiable promissory notes	(1)	Loma Negra C.I.A.S.A.	7.25%	Jan-26	2,284,544	-
Negotiable promissory notes	(1)	Loma Negra C.I.A.S.A.	7.25%	Feb-26	104,302	-
Negotiable promissory notes	(1)	Loma Negra C.I.A.S.A.	7.50%	Apr-26	763,552	-
Banco Patagonia	(2)	Ferrosur Roca S.A.	-	-	-	81,184
Banco Patagonia	(2)	Ferrosur Roca S.A.	-	-	-	192,008
Total borrowings in foreign currency					13,857,619	273,192

Borrowings in local currency
Bank overdrafts	(3)	Ferrosur Roca S.A.	38.24%	Jan-25	4,873,033	5,018,973
Bank overdrafts	(3)	Loma Negra C.I.A.S.A.	38.00%	Jan-25	295,789	10,116,128
Securities-guaranteed borrowing	(4)	Loma Negra C.I.A.S.A.	37.41%	Jan-25	9,366,848	-
Total borrowings in local currency					14,535,670	15,135,101

	2024					2023
	Ref.	Company	Rate	Last maturity date	Amount	Amount
Corporate notes - USD
Serie – Class 2	(5)	Loma Negra C.I.A.S.A.	6.50%	Dec-25	74,103,576	125,979,900
Serie – Class 3	(5)	Loma Negra C.I.A.S.A.	7.49%	Mar-26	57,997,572	98,565,157
Serie – Class 4	(5)	Loma Negra C.I.A.S.A.	6.00%	May-26	10,406,768	17,681,136
Total corporate bonds in foreing currency					142,507,916	242,226,193

	2024					2023
	Ref.	Company	Rate	Last maturity date	Amount	Amount
Corporate notes - Ps.
Serie – Class 1	(6)	Loma Negra C.I.A.S.A.	-	-	-	63,284,373
Total corporate bonds in local currency					-	63,284,373
Total					170,901,205	320,918,859

(1)
As of December 31, 2024, Loma Negra entered into fundraising agreements by issuing promissory notes through the EPYME channel of Caja de Valores S.A. These notes bear interest at a fixed rate and are not guaranteed.

(2)
During the fiscal year 2023 and 2022, Ferrosur Roca S.A. entered into several contracts in US dollars with Banco Patagonia, accruing interest at a fixed rate. As of December 31, 2024, these loans have been cancelled.

(3)
As of December 31, 2024 and 2023, the Group carries bank overdrafts in the amount of 5,168,822 and 15,135,101, respectively. Bank overdrafts existing at the beginning of the year were canceled regularly during fiscal year 2024.

(4)
During the fiscal year ended December 31, 2024, Loma Negra took a borrowing through Banco de Valores S.A., providing as collateral securities obtained on loan. The cost of these guarantees is included in the borrowing rate and is accrued over their duration. The Group does not recognize assets or liabilities in connection with the collateral granted because its loan conditions do not provide risks and rewards of ownership over them.

(5)
On June 21, September 11, and November 2, 2023, the Company issued its Class 2, 3 and 4 Corporate Bonds in dollars for a total amount of US$71,723 thousand, US$55,000 thousand and US10,000 thousand, with an interest rate of 6.5%, 7.49% and 6.00%, and maturing on December 21, 2025, March 11, 2026 and May 2, 2026, respectively. Interest is paid semiannually. The issuance of these corporate bonds in foreign currency has been carried out within the scope of the local public offering, without intervention of the single and free exchange market ("MULC"). These debts have been valued at their amortized cost in foreign currency, converting the resulting amounts into local currency at the official selling exchange rate effective at the end of the reporting period.

(6)
On February 22, 2023, the Company issued its Class 1 Corporate Bonds for a total amount of $25,636.3 million, with an interest rate BADLAR + 2.0%, principal maturity at 18 months and payments quarterly interest. As of December 31, 2024, these corporate bonds have been cancelled.

	2024	2023
Total borrowings by company:
- Loma Negra C.I.A.S.A.	166,028,172	315,626,694
- Ferrosur Roca S.A.	4,873,033	5,292,165
Total	170,901,205	320,918,859
24.3 Movements of borrowings
The movements of borrowings for the fiscal year ended December 31, 2024, are disclosed below:

Balances as of January 1, 2024	320,918,859
New borrowings	330,130,588
Accrued interest and other financial expenses	57,708,542
Effects of foreign exchange rate variation	39,959,370
Gain on net monetary position	(201,750,443)
Interest payments	(61,590,691)
Principal payments	(314,475,020)
Balances as of December 31, 2024	170,901,205
As of December 31, 2024, long-term borrowings have the following maturity schedule:

Fiscal year
2026	70,221,168
Total	70,221,168